UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 03630

Exact name of registrant as specified in charter: Putnam California Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
IF COP -- Inverse Floating Rate Certificates of Participation
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (100.8%)(a)

	Rating(RAT)	Principal amount	Value

California (97.1%)
ABAG Fin. Auth. COP (Odd Fellows Home), 6s, 8/15/24	A+	$1,000,000	$1,012,290
Acalanes, Unified High School Dist. G.O. Bonds
(Election of 2002), Ser. A, FGIC, zero %, 8/1/21	Aaa	5,815,000	2,906,744
Alameda Cnty., Unified School Dist. G.O. Bonds, Ser.
A, FSA, zero %, 8/1/15	Aaa	1,000,000	712,710
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 10/1/21	Aaa	9,500,000	9,858,910
Alhambra, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. A, FGIC, 5s, 8/1/24	Aaa	1,825,000	1,893,638
Anaheim, COP, MBIA, 6.2s, 7/16/23 (SEG)	Aaa	32,000,000	32,724,800
Anaheim, City School Dist. G.O. Bonds (Election
of 2002), MBIA, zero %, 8/1/24	AAA	5,000,000	2,232,200
Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.),
MBIA
5 1/4s, 10/1/23	Aaa	8,675,000	9,171,384
5 1/4s, 10/1/22	Aaa	6,700,000	7,092,754
5s, 10/1/29	Aaa	6,945,000	7,157,031
Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Impt.), Ser. C, FSA, zero %, 9/1/30	Aaa	1,290,000	419,560
(Pub. Impt.), Ser. C, FSA, zero %, 9/1/19	Aaa	1,770,000	1,020,741
Anaheim, Unified High School Dist. G.O. Bonds, FSA,
4 3/4s, 8/1/24	Aaa	2,950,000	2,991,389
Arcadia, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. A, FSA, zero %, 8/1/18	Aaa	1,500,000	898,755
Aromas-San Juan, Unified School Dist. G.O. Bonds, Ser.
A, FGIC, zero %, 8/1/26	Aaa	1,475,000	595,797
Azusa, Cmnty. Fac. Dist. Special Tax Bonds (No. 05-1)
5s, 9/1/37	BB-/P	1,650,000	1,612,199
Class 1, 5s, 9/1/27	BB-/P	865,000	853,054
Bay Area Toll Auth. of CA Rev. Bonds (San Francisco
Bay Area), Ser. F, 5s, 4/1/20	AA	10,000,000	10,497,400
Berryessa, Unified School Dist. G.O. Bonds (Election
of 1999), Ser. C, FSA, zero %, 8/1/27	Aaa	1,315,000	505,512
Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive
Redev.), AMBAC, 5s, 12/1/26	Aaa	3,390,000	3,483,496
Burbank, Unified School Dist. G.O. Bonds (Election
of 1997), Ser. C, FGIC, zero %, 8/1/18	Aaa	2,345,000	1,435,797
CA Edl. Fac. Auth. Rev. Bonds
(Stanford U.), Ser. Q, 5 1/4s, 12/1/32	Aaa	22,360,000	23,403,308
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,498,771
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,518,060
(Claremont Graduate U.), Ser. A, 5s, 3/1/26	A3	1,200,000	1,225,740
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,269,625
(U. of the Pacific), 5s, 11/1/16	A2	1,095,000	1,147,308
(U. of the Pacific), 5s, 11/1/14	A2	295,000	309,538
(U. of the Pacific), 5s, 11/1/13	A2	525,000	549,266
(U. of the Pacific), 5s, 11/1/11	A2	625,000	648,294
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,808,775
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	Aaa	1,600,000	1,639,264
(Kaiser Permanente), Ser. A, 5s, 4/1/37	A+	10,000,000	10,034,400
(Lucile Salter Packard Hosp.), Ser. C, AMBAC, 5s,
8/15/24	Aaa	6,390,000	6,579,400
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	7,250,000	7,432,048
Ser. B, AMBAC, 5s, 7/1/21	Aaa	3,500,000	3,503,570
(Cedars Sinai Med. Ctr.), 5s, 11/15/15	A2	2,650,000	2,765,752
Ser. 5, MBIA, 5s, 7/1/14	Aaa	6,400,000	6,406,528
CA Hsg. Fin. Agcy. Rev. Bonds
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	Aaa	6,000,000	6,346,910
(Multi-Fam. Hsg. III), Ser. B, MBIA, 5 1/2s, 8/1/39	Aaa	1,650,000	1,675,971
(Home Mtge.), Ser. I, 4.6s, 8/1/21	Aa2	5,000,000	4,921,000
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Bay Area Toll Bridges), Ser. A, FGIC, 5s, 7/1/29
(Prerefunded)	Aaa	5,000,000	5,400,050
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/26	AAA	2,870,000	2,979,720
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/25	AAA	2,730,000	2,836,388

(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/24	AAA	2,600,000	2,705,170
Ser. B, 4s, 6/1/10	A	1,000,000	994,010
Ser. A, zero %, 12/1/20	A	2,445,000	1,196,901
Ser. A, zero %, 12/1/19	A	3,445,000	1,791,676
Ser. A, zero %, 12/1/18	A	4,890,000	2,707,789
Ser. A, zero %, 12/1/17	A	2,445,000	1,440,423
Ser. A, zero %, 12/1/16	A	2,445,000	1,529,543
Ser. A, zero %, 12/1/15	A	2,440,000	1,612,376
CA Muni. Fin. Auth. COP
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,500,000	1,513,425
(Cmnty. Hosp. Central CA), 5 1/4s, 2/1/27	Baa2	3,250,000	3,298,718
(Cmnty. Hosp. of Central CA), 5s, 2/1/22	Baa2	2,400,000	2,405,352
(Cmnty. Hosp. of Central CA), 5s, 2/1/21	Baa2	2,000,000	2,007,480
(Cmnty. Hosp. of Central CA), 5s, 2/1/20	Baa2	2,500,000	2,522,625
(Cmnty. Hosp. of Central CA), 5s, 2/1/16	Baa2	2,450,000	2,499,539
(Cmnty. Hosp. of Central CA), 5s, 2/1/15	Baa2	1,000,000	1,020,810
(Cmnty. Hosp. of Central CA), 5s, 2/1/14	Baa2	1,785,000	1,823,003
(Cmnty. Hosp. of Central CA), 5s, 2/1/13	Baa2	2,000,000	2,042,800
(Cmnty. Hosp. of Central CA), 5s, 2/1/12	Baa2	1,000,000	1,019,590
CA Muni. Fin. Auth. Rev. Bonds (U. Students Coop
Assn.), 5s, 4/1/22	BBB-	790,000	799,662
CA Poll. Control Fin. Auth. VRDN (Pacific Gas &
Electric Corp.)
Ser. E, 3 84s, 11/1/26	A-1+	23,400,000	23,400,000
Ser. F, 3 84s, 11/1/26	A-1+	5,400,000	5,400,000
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Keller Canyon Landfill Co.), 6 7/8s, 11/1/27	BB-	1,000,000	1,005,620
CA State G.O. Bonds
AMBAC, 5 1/2s, 4/1/11	Aaa	16,545,000	17,486,080
5 1/4s, 12/1/24	A1	12,135,000	12,802,182
5 1/4s, 12/1/23	A1	11,000,000	11,618,200
5 1/4s, 2/1/20	A+	10,000,000	10,803,700
MBIA, 5 1/8s, 2/1/27	Aaa	5,000,000	5,334,050
MBIA, 5 1/8s, 2/1/26	Aaa	5,000,000	5,213,450
5 1/8s, 4/1/24	A1	6,000,000	6,226,080
5 1/8s, 4/1/23	A1	2,250,000	2,337,435
5.1s, 2/1/34	A+	10,805,000	11,027,043
5s, 2/1/29 (Prerefunded)	A1	400,000	418,080
Ser. 06, 5s, 10/1/23	A1	4,950,000	4,991,036
FSA, 5s, 6/1/23	Aaa	10,000,000	10,460,800
4 3/4s, 10/1/28	A1	31,600,000	31,715,024
4 3/4s, 9/1/28	A1	5,000,000	5,018,150
4 1/2s, 8/1/27	A1	10,000,000	9,566,200
4 1/2s, 10/1/26	A1	11,200,000	10,739,568
CA State Dept. of Wtr. Resources Rev. Bonds
Ser. A, 5 1/4s, 5/1/20 (Prerefunded)	Aaa	4,000,000	4,270,080
Ser. W, FSA, 5 1/8s, 12/1/29	Aaa	5,000,000	5,163,750
Ser. A, 5 1/8s, 5/1/19 (Prerefunded)	Aaa	25,000,000	26,552,000
Ser. A, 5 1/8s, 5/1/18 (Prerefunded)	Aaa	20,000,000	21,241,600
Ser. O, MBIA, 4 3/4s, 12/1/29	Aaa	23,000,000	23,019,320
CA State Dept. of Wtr. Resources VRDN, Ser. B-2,
3.83s, 5/1/22	VMIG1	17,000,000	17,000,000
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	AA+	4,000,000	4,152,080
CA State Pub. Wks. Board Rev. Bonds
(Dept. of Gen. Svcs. Butterfield), Ser. ST-A, 5 1/4s,
6/1/25	A2	2,500,000	2,608,250
(Dept. of Gen. Svcs. - Cap East End), Ser. A, AMBAC,
5s, 12/1/27	Aaa	12,250,000	12,581,853
(Dept. of Gen. Svcs. Butterfield), Ser. ST-A, 5s,
6/1/23	A2	2,900,000	2,976,038
CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, MBIA, 6 1/2s, 9/1/17	Aaa	28,000,000	31,836,000
(Dept. of Corrections-State Prisons), Ser. A, AMBAC,
5s, 12/1/19	Aaa	33,500,000	35,292,250
CA State U. Foundation Rev. Bonds (Sacramento
Auxiliary), Ser. A, MBIA, 5 1/2s, 10/1/37 (Prerefunded)	Aaa	1,340,000	1,441,277
CA Statewide Cmnty. Dev. Auth. Apt. Dev. Rev. Bonds
(Irvine Apt. Cmntys.), Ser. A-4, 5 1/4s, 5/15/25	BBB+	15,500,000	15,839,295
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds
(Kaiser Permanente), Ser. B, 3.9s, 7/1/14	A+	5,000,000	4,883,300
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Huntington
Memorial Hosp.)
5s, 7/1/22	A+	7,020,000	7,205,890
5s, 7/1/20	A+	4,820,000	4,967,155
CA Statewide Cmnty. Dev. Auth. Special Tax FRB (Hsg.
Equity Res. - C), 5.2s, 12/1/29	A-	4,000,000	4,081,320
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,418,276
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,630,000	1,663,513
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,615,000	654,075
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	455,000	467,968
(Huntington Memorial Hosp.), 5s, 7/1/17	A+	5,895,000	6,119,010
(Thomas Jefferson School of Law), Ser. A, 4 7/8s,
10/1/35	BBB-	800,000	801,288
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	15,300,000	15,409,242
CA Statewide Cmntys., Dev. Auth. 144A Rev. Bonds
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	5,000,000	5,016,700
CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.)

Ser. A-3, 5.1s, 5/17/10	A-/FITCH	11,000,000	11,232,210
Ser. A-2, 4.9s, 5/15/08	BBB+	6,325,000	6,373,450
CA Statewide Cmntys., Dev. Auth. Multi-Fam. Rev. Bonds
(Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	A-	5,850,000	5,968,931
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds,
Class B, 5 5/8s, 5/1/29	Baa3	3,560,000	3,694,141
CA Tobacco Securitization Agcy. Rev. Bonds
(Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30
(Prerefunded)	AAA/FITCH	5,000,000	5,340,050
zero %, 6/1/21	Baa3	10,000,000	8,674,600
Castaic Lake, Wtr. Agcy. Certificates
of Participation, Ser. C, MBIA
5s, 8/1/26	Aaa	3,450,000	3,572,027
5s, 8/1/25	Aaa	3,285,000	3,403,654
Center, Unified School Dist. G.O. Bonds (Election
of 1991), Ser. D, MBIA, zero %, 8/1/23	Aaa	5,855,000	2,676,613
Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty.
Hosp. of Central CA), 6s, 2/1/30	AAA	11,000,000	11,689,920
Central Marin, Sanitation Agcy. Rev. Bonds, MBIA, 5s,
9/1/26	Aaa	3,000,000	3,129,690
Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds
(Election of 2004)
Ser. A, MBIA, 5s, 8/1/25 (Prerefunded)	Aaa	3,000,000	3,190,740
Ser. B, AMBAC, zero %, 8/1/17	Aaa	3,785,000	2,398,744
Chino Basin, Regl. Fin. Auth. Rev. Bonds, AMBAC,
5 3/4s, 8/1/22	Aaa	32,000,000	32,024,640
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,958,913
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,108,520
(No. 97-3), 6.05s, 9/1/29 (Prerefunded)	BB+/P	4,420,000	4,706,151
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB/P	2,600,000	2,700,386
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	375,000	375,791
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	5,000,000	5,064,550
Colton, G.O. Bonds (Election of 2001), Ser. C, FGIC,
5 1/4s, 2/1/27	Aaa	2,500,000	2,647,050
Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %,
8/1/21	BBB	66,780,000	28,733,431
Compton, Unified School Dist, G.O. Bonds (Election of 2002), Ser. D, AMBAC,
(Election of 2002), Ser.D, AMBAC, zero %, 6/1/13	Aaa	1,440,000	1,130,486
(Election of 2002), Ser.D, AMBAC, zero %, 6/1/14	Aaa	2,970,000	2,230,470
Contra Costa Cnty., Pub. Fin. Auth. Tax Alloc. Bonds
(Contra Costa Centre), Ser. A, MBIA, 4 3/4s, 8/1/26	AAA	2,095,000	2,084,525
Contra Costa Cnty., Pub. Fin. Lease Rev. Bonds, Ser.
A, MBIA, 4 3/4s, 6/1/25	Aaa	7,095,000	7,172,974
Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser.
G, MBIA, zero %, 9/1/17 (Prerefunded)	Aaa	35,000,000	17,809,400
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	10,000,000	110,000
Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle
Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB/P	2,505,000	2,575,215
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	19,700,000	20,107,396
Desert Sands, Unified School Dist. G.O. Bonds, AMBAC,
zero %, 6/1/13	Aaa	2,050,000	1,609,373
Duarte, COP, Ser. A
5 1/4s, 4/1/31	A-	7,000,000	7,145,250
5 1/4s, 4/1/24	A3	7,500,000	7,660,650
East Bay Muni. Util. Dist. Wtr. Syst. Rev. Bonds, Ser.
A, MBIA, 5s, 6/1/30	Aaa	15,000,000	15,534,000
El Camino, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, 5s, 8/1/22	Aaa	2,345,000	2,459,975
El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC,
6 1/4s, 8/15/17 (Prerefunded)	Aaa	10,725,000	11,945,291
Elk Grove, Special Tax (Cmnty. Fac. Dist. No. 2005-1)
5.2s, 9/1/27	BB-/P	3,500,000	3,499,755
5 1/8s, 9/1/22	BB-/P	1,725,000	1,725,552
5.1s, 9/1/21	BB-/P	1,550,000	1,551,116
5s, 9/1/20	BB-/P	1,390,000	1,383,147
5s, 9/1/19	BB-/P	1,240,000	1,238,686
Folsom Cordova, Unified School Dist. Fac. Impt. G.O.
Bonds (Dist. No. 1), Ser. A, MBIA, zero %, 10/1/23	Aaa	1,445,000	676,347
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	1,150,000	1,183,339
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	19,775,770
MBIA, 5 3/8s, 1/15/14	Aaa	5,000,000	5,227,350
Foothill/Eastern Corridor Agcy. Toll Roads Rev. Bonds,
Ser. A, 5s, 1/1/35	Baa3	2,000,000	2,026,300
Gateway, Unified School Dist. COP, FSA
zero %, 3/1/27	Aaa	410,000	157,415
zero %, 3/1/26	Aaa	390,000	157,498
zero %, 3/1/25	Aaa	375,000	159,529
zero %, 3/1/24	Aaa	360,000	166,601
zero %, 3/1/23	Aaa	345,000	163,427
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded)	AAA	6,075,000	7,278,275
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded)	Aaa	18,225,000	19,843,745
Ser. B, 5 1/2s, 6/1/33 (Prerefunded)	Aaa	36,000,000	38,814,120
Ser. A, 5s, 6/1/45	A2	6,750,000	6,819,930
Ser. A-1, 5s, 6/1/33	BBB	30,000,000	29,108,400

Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	1,735,000	1,754,848
Ser. A-1, 5s, 6/1/11	BBB	1,000,000	1,027,410
Ser. A-1, 4 1/2s, 6/1/27	BBB	21,810,000	21,030,511
Golden State Tobacco Securitization Corp.
stepped-coupon Rev. Bonds, Ser. A, zero %, 6/1/22 (STP)	Aaa	4,085,000	3,531,074
Golden West, School Fin. Auth. Rev. Bonds, Ser. A, MBIA
zero %, 8/1/20	Aaa	2,000,000	1,099,440
zero %, 2/1/20	Aaa	2,480,000	1,394,876
Greenfield, Redev. Agcy. Tax Alloc. Bonds, AMBAC,
4 3/4s, 2/1/30	Aaa	4,865,000	4,902,315
Huntington Beach, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB/P	2,845,000	2,954,362
5.8s, 9/1/23	BB/P	1,000,000	1,031,940
Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt.
Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BB+/P	1,000,000	1,021,300
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 04-20)
5s, 9/2/25	BB/P	3,000,000	2,968,050
5s, 9/2/21	BB/P	1,000,000	998,930
5s, 9/2/20	BB/P	1,000,000	1,001,510
5s, 9/2/19	BB/P	1,000,000	1,004,680
4 7/8s, 9/2/18	BB/P	1,000,000	998,660
4.8s, 9/2/17	BB/P	1,000,000	997,550
4.7s, 9/2/16	BB/P	1,350,000	1,342,967
4 5/8s, 9/2/15	BB/P	1,290,000	1,286,027
4 1/2s, 9/2/14	BB/P	1,235,000	1,228,961
4.3s, 9/2/12	BB/P	1,000,000	996,290
4 1/4s, 9/2/11	BB/P	1,085,000	1,084,946
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Assmt. Dist. No. 00-18-GRP 2), 5.6s, 9/2/22	BBB/P	5,000,000	5,120,850
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	1,825,000	1,869,731
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	710,000	699,662
(Dist. No. 04-20), 4.4s, 9/2/13	BB/P	1,180,000	1,175,540
Jurupa, Unified School Dist. G.O. Bonds, FGIC, zero %,
8/1/23	Aaa	1,470,000	698,897
La Quinta, Redev. Agcy. Tax Alloc. (Area No. 1),
AMBAC, 5s, 9/1/21	Aaa	1,950,000	2,017,704
Lake Elsinore, Pub. Fin. Auth. Tax Alloc. Rev. Bonds,
Ser. C, 6.7s, 10/1/33	BBB/P	13,725,000	14,501,561
Lake Elsinore, School Fin. Auth. Rev. Bonds, FSA
4 3/4s, 10/1/26	Aaa	1,595,000	1,609,068
4 3/4s, 10/1/25	Aaa	1,505,000	1,521,946
4 3/4s, 10/1/24	Aaa	1,415,000	1,433,239
4 3/4s, 10/1/23	Aaa	1,335,000	1,348,937
Lammersville, School Dist. Cmnty. Fac. Special Tax
(No. 2002 Mountain House), Ser. 02, 5 1/8s, 9/1/35	BB/P	1,000,000	997,710
Las Virgenes, Unified School Dist. G.O. Bonds, FSA,
zero %, 11/1/23	Aaa	1,395,000	650,405
Lodi, Unified School Dist. G.O. Bonds (Election
of 2002), FSA
5s, 8/1/27	Aaa	3,555,000	3,671,284
5s, 8/1/26	Aaa	3,975,000	4,107,169
5s, 8/1/25	Aaa	3,725,000	3,850,868
Los Angeles Cnty., COP (Disney), AMBAC, zero %, 9/1/11	AAA	2,000,000	1,693,740
Los Angeles Cnty., Cap. Asset Leasing Corp. Lease Rev.
Bonds, Ser. B, AMBAC
6s, 12/1/15	Aaa	3,095,000	3,518,860
6s, 12/1/14	Aaa	2,700,000	3,041,199
Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds
(Bunker Hill), Ser. A, FSA, 5s, 12/1/27	Aaa	16,000,000	16,518,720
Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt.
Coll., 7.6s, 10/1/18 (Prerefunded)	AAA	21,885,000	25,864,131
Los Angeles, Pension Auth. COP, Ser. A, MBIA, 6.9s,
6/30/08	Aaa	26,235,000	27,050,646
Los Angeles, Unified School Dist. G.O. Bonds
Ser. E, MBIA, 5 1/8s, 1/1/27 (Prerefunded)	Aaa	6,830,000	7,202,781
Ser. B, FGIC, 4 3/4s, 7/1/20	Aaa	2,975,000	3,056,039
Los Angeles, Wtr. & Pwr. Rev. Bonds
Ser. B, FSA, 5s, 7/1/35	Aaa	5,000,000	5,143,150
(Pwr. Syst.), Ser. A-2, FSA, 5s, 7/1/25	Aaa	3,475,000	3,611,776
Metro. Wtr. Dist. Rev. Bonds
(Southern CA Wtr. Works), 5 3/4s, 8/10/18	AAA	40,000,000	44,583,200
Ser. A, 5s, 7/1/26 (Prerefunded)	AAA	7,180,000	7,297,034
Midpeninsula, Regl. Open Space Dist. Fin. Auth. Rev.
Bonds, Ser. A, MBIA, 5s, 9/1/24	Aaa	1,455,000	1,515,674
Modesto, High School Dist. Stanislaus Cnty., G.O.
Bonds, Ser. A, FGIC, zero %, 8/1/24	Aaa	1,200,000	535,728
Mount Diablo, Hosp. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/13 (Prerefunded)	Aaa	9,000,000	9,219,780
Mount Pleasant, Elementary School Dist. G.O. Bonds
(Election of 1998), Ser. E, AMBAC, zero %, 9/1/14	Aaa	1,080,000	805,529
Mountain View-Whisman, School Dist. G.O. Bonds
(Election of 1998), Ser. D, MBIA, 5 3/8s, 6/1/22
(Prerefunded)	Aaa	1,000,000	1,073,980
Newark, Unified School Dist. (Election of 1997), Ser.
D, FSA, zero %, 8/1/26	Aaa	1,300,000	520,247
North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,260,000	6,433,402
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	1,760,000	1,746,430
Ser. D, 5s, 9/1/26	BBB-/P	1,755,000	1,756,158

Novato, Unified School Dist. G.O. Bonds, FSA, 5s,
8/1/27	Aaa	2,230,000	2,299,554
Oakland, Swr. Rev. Bonds, Ser. A, FSA, 5s, 6/15/26	Aaa	3,690,000	3,805,571
Ontario, COP (Wtr. Syst. Impt.), MBIA, 5s, 7/1/29	Aaa	5,500,000	5,644,100
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/23
(Prerefunded)	BB+/P	1,800,000	1,848,456
(Ladera Ranch - No. 1), Ser. A, 6.2s, 8/15/20
(Prerefunded)	BB+/P	1,290,000	1,324,727
(Ladera Ranch - No. 01-1), Ser. A, 6s, 8/15/32
(Prerefunded)	AAA	2,400,000	2,575,512
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB/P	2,750,000	2,836,460
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	3,725,000	3,785,978
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB/P	1,000,000	1,029,700
Orange Cnty., Wtr. Dist. COP, Ser. B, MBIA, 5s, 8/15/28	Aaa	10,000,000	10,215,800
Pajaro Valley, Unified School Dist. G.O. Bonds
(Election of 2002), Ser. B, FSA, zero %, 8/1/26	Aaa	1,500,000	605,895
Pasadena, Cap. Impt. IF COP, AMBAC, 5.35s, 2/1/14	Aaa	24,855,000	26,002,307
Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B,
5 3/4s, 8/1/32	BBB+	3,000,000	3,151,680
Pomona, Pub. Fin. Auth. Rev. Bonds
(Merged Redev.), AMBAC, 5s, 2/1/31	Aaa	1,280,000	1,327,270
(Wtr. Fac.), Ser. AY, AMBAC, 5s, 5/1/25	AAA	1,205,000	1,256,225
Poway, Unified School Dist. Cmnty. Facs. Special Tax
(Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	BB-/P	1,500,000	1,501,080
(Dist. No. 6-4 S Ranch), Ser. S, 5 1/8s, 9/1/35	BB/P	2,500,000	2,494,650
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds
(Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	920,000	922,935
(Dist. No. 6 Impt. Area B), 5s, 9/1/25	BB/P	1,120,000	1,117,278
(Dist. No. 6-4 S Ranch), 5s, 9/1/25	BB/P	1,560,000	1,558,050
(Dist. No. 6 Impt. Area B), 5s, 9/1/24	BB/P	1,025,000	1,026,292
(Dist. No. 6-4 S Ranch), 5s, 9/1/24	BB/P	1,420,000	1,421,789
(Dist. No. 6 Impt. Area B), 5s, 9/1/23	BB/P	935,000	937,422
(Dist. No. 6-4 S Ranch), 5s, 9/1/23	BB/P	620,000	621,606
(Dist. No. 6 Impt. Area B), 5s, 9/1/22	BB/P	775,000	777,007
(Dist. No. 6-4 S Ranch), 5s, 9/1/22	BB/P	1,030,000	1,032,668
(Dist. No. 6 Impt. Area B), 5s, 9/1/21	BB/P	600,000	602,352
(Dist. No. 6-4 S Ranch), 5s, 9/1/21	BB/P	1,000,000	1,003,920
(Dist. No. 14- Area A), 5s, 9/1/20	BB-/P	1,135,000	1,128,440
(Dist. No. 14- Del Sur), 5s, 9/1/20	BB-/P	1,185,000	1,177,143
Rancho Cordova, Cmnty. Fac. Dist. Special Tax (No.
2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BB/P	1,500,000	1,534,395
Rancho Cucamonga, Redev. Agcy. Tax Alloc. (Rancho
Redev.), MBIA, 5 1/8s, 9/1/30	Aaa	9,000,000	9,224,190
Redding, Elec. Syst. COP, MBIA, 6.368s, 7/1/22
(Prerefunded)	Aaa	20,800,000	23,779,392
Redwood City, Redev. Agcy., TAN (Redev. Area 2-A),
AMBAC, zero %, 7/15/22	Aaa	3,230,000	1,599,916
Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), MBIA,
4 3/4s, 11/1/36	Aaa	1,600,000	1,562,768
Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BBB-	4,250,000	4,373,293
Riverside Cnty., Redev. Agcy. Tax Alloc., Ser. A,
XLCA, 5s, 10/1/32	Aaa	9,260,000	9,468,072
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds
(Rohnert Redev.), MBIA, zero %, 8/1/25	Aaa	1,340,000	558,673
Roseville, Cmnty. Fac. Special Tax Bonds
(Cmnty. Fac. Dist. No. 1-Crocker), 6s, 9/1/33	BB/P	1,750,000	1,877,645
(Dist. 1), 5 3/4s, 9/1/23 (Prerefunded)	BB+/P	11,200,000	11,457,488
(Dist. No. 1 - Fiddyment Ranch), Ser. 1, 5s, 9/1/20	BB/P	525,000	517,997
(Dist. No. 1 - Fiddyment Ranch), 5s, 9/1/18	BB/P	325,000	323,606
Sacramento City Fin. Auth. TAN, Ser. A, FGIC, zero %,
12/1/23 (FWC)	Aaa	15,815,000	7,286,287
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,500,000	1,565,925
5.7s, 9/1/23	BBB/P	4,905,000	4,955,423
Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
Ser. A, MBIA, 6 1/4s, 8/15/10 (Prerefunded)	Aaa	12,000,000	12,566,280
Ser. K, AMBAC, 5 1/4s, 7/1/24	Aaa	11,500,000	12,701,750
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA, 4 3/4s, 7/1/25	Aaa	5,000,000	5,069,400
Salinas, High School Dist. G.O. Bonds (Election
of 2002), Ser. B, MBIA, 5s, 6/1/26	Aaa	3,490,000	3,624,505
Salinas, Unified School Dist. G.O. Bonds (Cap. Appn.),
Ser. A, FGIC, zero %, 10/1/24	Aaa	1,200,000	531,528
San Bruno Pk., School Dist. G.O. Bonds (Election
of 1998), Ser. C, FSA, zero %, 8/1/26	Aaa	1,500,000	605,895
San Diego Cnty., COP
(Burnham Institute), 6 1/4s, 9/1/29 (Prerefunded)	Baa3	4,000,000	4,242,760
(Edgemoor), AMBAC, 5s, 2/1/28	Aaa	2,300,000	2,374,520
San Diego Cnty., Wtr. Auth. COP
(Stars & Cars), Ser. B, MBIA, 6.3s, 4/21/11	Aaa	56,700,000	60,487,560
Ser. A, FSA, 5s, 5/1/30	Aaa	5,000,000	5,159,650
Ser. A, FSA, 5s, 5/1/27	Aaa	10,000,000	10,339,300
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds
(San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20	Baa1	7,400,000	7,856,728
(Windemere Ranch Fin.), Ser. B, 4.7s, 9/2/17	BB/P	1,000,000	994,360
(Windemere Ranch Fin.), Ser. B, 4.65s, 9/2/16	BB/P	1,275,000	1,272,106
(Windemere Ranch Fin.), Ser. B, 4.55s, 9/2/15	BB/P	1,235,000	1,232,431

(Windemere Ranch Fin.), Ser. B, 4.45s, 9/2/14	BB/P	1,000,000	998,130
(Windemere Ranch Fin.), Ser. B, 4.35s, 9/2/13	BB/P	1,045,000	1,042,711
(Windemere Ranch Fin.), Ser. B, 4 1/4s, 9/2/12	BB/P	1,175,000	1,172,791
San Diego, Pub. Fac. Fin. Auth. TAN (Southcrest), Ser.
B, Radian Insd., 5 1/8s, 10/1/22	AA	1,000,000	1,038,440
San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, FGIC,
5s, 5/15/25	Aaa	15,350,000	15,365,657
San Diego, Redev. Agcy. Tax Alloc. (Centre City), Ser.
A, XLCA, 5s, 9/1/22	Aaa	4,665,000	4,823,377
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. F, FSA, 5s, 7/1/29 (Prerefunded)	Aaa	14,320,000	15,221,444
San Diego, Wtr. Util. Rev. Bonds, FGIC, 4 3/4s, 8/1/28	Aaa	20,500,000	20,558,835
San Francisco, City & Cnty. Redev. Fin. Auth. Rev.
Bonds (Redev. Project), Ser. B, FGIC, 5 1/4s, 8/1/18	Aaa	7,225,000	7,663,413
San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
(Toll Road), Ser. A
5s, 1/1/33	Ba2	34,125,000	34,127,730
MBIA, zero %, 1/15/32	Aaa	25,000,000	7,552,750
MBIA, zero %, 1/15/23	Aaa	21,625,000	10,384,974
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, MBIA, zero %, 1/15/26	Aaa	28,135,000	11,557,577
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev.)
FGIC, 5s, 8/1/27	Aaa	15,395,000	15,809,433
Ser. C, MBIA, 5s, 8/1/26	Aaa	1,545,000	1,610,771
San Jose, Unified School Dist. Santa Clara Cnty., G.O.
Bonds, FGIC, zero %, 8/1/15	Aaa	1,250,000	890,888
San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.),
AMBAC, 5s, 12/1/34	Aaa	1,000,000	1,021,310
San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	3,086,228
5.8s, 9/1/18	Baa3	1,635,000	1,684,181
5 1/2s, 9/1/10	Baa3	1,435,000	1,473,515
Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	Aaa	4,590,000	4,718,336
Santa Monica, Cmnty. College Dist. G.O. Bonds
(Election of 2004), Ser. A, MBIA, 5s, 5/1/23	Aaa	2,000,000	2,134,480
(Election of 2002), Ser. A, FGIC, zero %, 8/1/28	Aaa	1,055,000	385,908
Santa Rosa, Waste Wtr. Rev. Bonds, Ser. B, AMBAC, zero
%, 9/1/22	Aaa	2,370,000	1,166,941
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	12,520,000	12,544,038
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	500,000	500,725
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	A3	500,000	500,750
Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser.
A, XLCA, 5 1/8s, 12/1/35	Aaa	5,000,000	5,147,150
Shasta, Unified High School Dist. G.O. Bonds (Election
of 2001), MBIA, zero %, 8/1/27	Aaa	2,020,000	768,974
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
G.O. Bonds (Dist. No. 2 Western NV), Ser. B, MBIA
zero %, 8/1/15	Aaa	1,495,000	1,061,301
zero %, 8/1/14	Aaa	1,295,000	962,509
Sierra, Joint Cmnty. College Dist. School Fac. Impt.
Dist. No. 2 G.O. Bonds (Dist. No. 2 Western NV), Ser.
B, MBIA, zero %, 8/1/13	Aaa	1,275,000	994,143
Silicon Valley, Tobacco Securitization Auth. Rev.
Bonds (Santa Clara), Ser. A, zero %, 6/1/36	BBB/FITCH	9,300,000	1,901,106
Solano Cnty., COP, MBIA
4 3/4s, 11/1/24	Aaa	5,035,000	5,121,048
4 3/4s, 11/1/23	Aaa	4,805,000	4,875,249
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Southern Transmission), Ser. A, FSA, 5 1/4s, 7/1/18	Aaa	3,750,000	3,958,350
(Magnolia Pwr.), Ser. A-03-1, AMBAC, 5s, 7/1/25
(Prerefunded)	Aaa	5,000,000	5,283,000
Stockton, Redev. Agcy. Rev. Bonds (Stockton Events
Ctr.), FGIC, 5s, 9/1/28	Aaa	1,500,000	1,537,065
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	5,820,000	6,212,792
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,393,000
zero %, 9/1/14	B/P	4,065,000	2,447,496
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded)	AAA	5,000,000	5,367,650
Ser. A1-SNR, 4 3/4s, 6/1/25	BBB	15,070,000	14,784,273
Torrance Memorial Med. Ctr. Rev. Bonds, Ser. A
6s, 6/1/22	A1	1,500,000	1,605,645
5 1/2s, 6/1/31	A1	2,000,000	2,091,280
Tustin, Unified School Dist. Special Tax (Cmnty. Fac.
Dist. No. 97-1), FSA, 5s, 9/1/32	Aaa	1,000,000	1,021,340
Tustin, Unified School Dist. Special Tax Bonds (Cmnty.
Fac. Dist. No. 97-1), U.S. Govt. Coll., 6 3/8s, 9/1/35
(Prerefunded)	AAA	4,000,000	4,199,680
U. of CA Rev. Bonds, Ser. A, MBIA, 4 3/4s, 5/15/23	Aaa	3,255,000	3,309,000
Vallejo, COP (Marine World Foundation)
7.2s, 2/1/26	BBB-/P	10,000,000	10,224,000
7s, 2/1/17	BBB-/P	4,800,000	4,907,616
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/29	Aaa	16,200,000	16,605,486
Washington Twp., Hlth. Care Dist. Rev. Bonds, Ser. A
5s, 7/1/17	A3	1,125,000	1,156,174

5s, 7/1/16	A3	535,000	551,403
5s, 7/1/14	A3	975,000	1,006,307
5s, 7/1/13	A3	930,000	959,090
5s, 7/1/12	A3	300,000	309,066
4 1/4s, 7/1/11	A3	775,000	775,558
4 1/8s, 7/1/10	A3	815,000	814,658
4s, 7/1/09	A3	350,000	349,668
4s, 7/1/08	A3	300,000	300,228
West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election
of 2004), Ser. B, XLCA
zero %, 11/1/24	Aaa	2,395,000	995,961
zero %, 11/1/22	Aaa	2,315,000	1,081,383
zero %, 11/1/20	Aaa	1,240,000	652,327
			1,932,387,917

Puerto Rico (3.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	4,183,600
Cmnwlth. of PR, G.O. Bonds
FSA, 6 1/2s, 7/1/12	Aaa	11,110,000	12,386,761
(Pub. Impt.), MBIA, 5 3/4s, 7/1/18 (Prerefunded)	Aaa	6,665,000	7,007,781
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	BBB-	12,125,000	12,595,329
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. B, MBIA, 5 7/8s, 7/1/35 (Prerefunded)	AAA	5,515,000	5,878,273
Ser. AA, 5s, 7/1/28	A-	1,200,000	1,222,980
Ser. K, 5s, 7/1/13	BBB+	2,250,000	2,339,595
Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
FSA
5 1/4s, 8/1/20	Aaa	2,000,000	2,098,700
5 1/4s, 8/1/18	Aaa	2,855,000	3,001,233
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	15,894,165
			66,608,417

Virgin Islands (0.3%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/25	Aaa	6,000,000	6,279,780

TOTAL INVESTMENTS

Total investments (cost $1,916,305,694)(b)			$2,005,276,114

FUTURES CONTRACTS OUTSTANDING at 6/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation/

U.S. Treasury Note 10 yr (Long)	450	$47,566,406	Sep-07	$353,841

NOTES

(a) Percentages indicated are based on net assets of $1,989,106,975.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,917,425,917 resulting in gross unrealized appreciation and depreciation of $96,624,352 and $8,774,155 respectively, or net unrealized appreciation of $87,850,197.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2007.

(F) Security is valued at fair value following procedures approved by the Trustees.

(FWC) Forward commitments.

At June 30, 2007, liquid assets totaling $54,771,404 have been designated as collateral for open forward commitments and futures contracts.

The rates shown on Variable Rate Demand Notes (VRDN), Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at June 30, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

Inverse Floating (IF) COP are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2007.

The fund had the following industry concentrations greater than 10% at June 30, 2007 (as a percentage of net assets):

Utilities	23.6%
Land	14.8
State Government	13.7
Local Government	12.0

The fund had the following insurance concentrations greater than 10% at June 30, 2007 (as a percentage of net assets):

MBIA	22.4%
AMBAC	11.5

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007